Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 217,043
2020	224,336
2021	191,237
2022	188,693
2023	192,049
Thereafter	527,455
Total	$ 1,540,813